Registration No. 333-111411


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. _____         [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                                 RBC FUNDS, INC.

                     Address of Principal Executive Offices:
        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402
                  Registrant's Telephone Number: (800) 442-3688

                     Name and Address of Agent for Service:
                                  Martin Cramer
        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402

                                 With a Copy to:

     Joseph R. Fleming, Esq.                             Laura Moret, Esq.
           Dechert LLP                            Voyageur Asset Management Inc.
200 Clarendon Street, 27th Floor                     90 South Seventh Street,
   Boston, Massachusetts 02116                              Suite 4300
                                                   Minneapolis, Minnesota 55402

                 Approximate Date of Proposed Public Offering:
    It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

    The title of the securities being registered is shares of capital stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 33-75926, 811-8384) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, 2003 was filed on July 11, 2003. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of filing: (i) the final Agreement and Plan of Reorganization as Exhibit 4.1 to the Registration Statement; and (ii) the final tax opinion as Exhibit 12.1 to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on February 9, 2004 (SEC File No. 333-111411).

                                     PART C

                                OTHER INFORMATION

Item 15. Reference is made to Article VII of Registrant's Articles of Incorporation.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

(1)       1.1   Articles of Incorporation of Registrant(1)
          1.2   Articles Supplementary dated March 27, 1997(7)
          1.3   Articles of Amendment dated October 21, 1996(6)
          1.4   Form of Articles Supplementary dated January 29, 1997(6)
          1.5   Form of Articles Supplementary dated January 28, 1998(9)
          1.6   Form of Articles Supplementary(11)
          1.7   Articles Supplementary dated May 5, 1999(12)

(2)       2.1   ByLaws of Registrant(2)

(3)       Not applicable.

(4)       4.1   Agreement and Plan of Reorganization of Portfolio L of D.L.
                Babson Bond Trust into RBC Quality Income Fund, of RBC Funds,
                Inc.(19)

(5)       Not applicable.

(6)       6.1   Form of Master Investment Advisory Contract - Government Income
                Fund(16)
          6.2   Form of Investment Advisory Contract Supplement - Large Cap
                Equity Fund(16)
          6.3   Form of Investment Advisory Contract Supplement - Mid Cap Equity
                Fund(16)
          6.4   Form of Investment Advisory Contract Supplement - Small Cap
                Equity Fund(16)
          6.5   Form of Investment Advisory Contract Supplement - Quality Income
                Fund(16)
          6.6   Form of Investment Advisory Contract Supplement - Government
                Income Fund(16)
          6.7   Form of Investment Advisory Contract Supplement - North Carolina
                Tax Free Fund(16)

(7)       7.1   Form of Distribution Contract(6)
          7.2   Form of Dealer and Selling Group Agreement(9)

(8)       Not applicable.

(9)       9.1   Form of Custody Agreement with Wells Fargo(16)
          9.2   Form of Foreign Custody Agreement with Wells Fargo(16)

(10)      10.1  Form of Master Distribution Plan(4)
          10.2  Form of Distribution Plan Supplement(3)
          10.3  Form of Distribution Plan Supplement - Southeast Equity Fund(6)
          10.4  Form of Distribution Plan Supplement(9)
          10.5  Form of Distribution Plan Supplement - Corporate Bond Fund(10)
          10.6  Forms of Distribution Plan Supplements - Money Market Fund(11)
          10.7  Form of Shareholders Services Plan(10)
          10.8  Form of Shareholder Services Agreement(10)
          10.9  Form of Mutual Fund Service Agreement with PFPC(13)
          10.10 Form of Amended and Restated Plan Pursuant to Rule 18f-3(18)

(11)      11.1  Opinion and Consent of Counsel(18)

(12)      12.1  Opinion and Consent of Dechert LLP regarding tax matters(19)

(13)      13.1  Form of Administration Agreement(6)
          13.2  Amendment to Administration Agreement(12)
          13.3  Form of Transfer Agency Agreement(6)
          13.4  Amendment to Transfer Agency Agreement(12)
          13.5  Amendment to Transfer Agency Agreement dated July 24, 2002(15)
          13.6  Form of Sub-Transfer Agency Agreement(7)
          13.7  Form of Fund Accounting Agreement(6)
          13.8  Amendment to Fund Accounting Agreement(12)
          13.9  Form of Services Agreement(7)
          13.10 Form of Joint Marketing Agreement(14)

(14)      14.1  Consent of Independent Auditors(18)
          14.2  Consent of Independent Auditors(18)
          14.3  Consent of Independent Auditors(18)

(15)      Not applicable.

(16)      16.1  Power of Attorney(19)

(17)      17.1  Form of Proxy Card(18)

-----------------

1. Filed as part of Post-Effective No. 4 to Registrant's Registration Statement on June 14, 1996.

2.   Filed as part of Registrant's initial Registration Statement on March 1,
     1994.

3. Filed as part of Post-Effective No. 2 to Registrant's Registration Statement on June 30, 1995.

4. Filed as part of Post-Effective Amendment No. 1 to Registrant's Registration Statement on April 14, 1994.

5. Filed as part of Post-Effective No. 1 to Registrant's Registration Statement on November 30, 1994.

6. Filed as part of Post-Effective No. 6 to Registrant's Registration Statement on January 15, 1997.

7. Filed as part of Post-Effective Amendment No. 7 to Registrant's Registration Statement on March 27, 1997 and incorporated by reference herein.

8. Filed as part of Post-Effective No. 8 to Registrant's Registration statement on August 28, 1997 and incorporated by reference herein.

9. Filed as part of Post-Effective Amendment No. 10 to Registrant's Registration Statement on February 13, 1998 and incorporated by reference herein.

10. Filed as part of Post-Effective Amendment No. 12 to Registrant's Registration Statement on June 1, 1998 and incorporated by reference herein.

11. Filed as part of Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 8, 1999 and incorporated herein by reference.

12. Filed as part of Post-Effective Amendment No. 19 to Registrant's Registration Statement and incorporated by reference herein.

13. Filed as part of Post-Effective Amendment No. 21 to the Registrant's Registration Statement and incorporated herein by reference.

14. Filed as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement and incorporated herein by reference.

15. Filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement and incorporated herein by reference.

16. Filed as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement and incorporated herein by reference.

17. Filed as part of Post-Effective Amendment No. 27 to the Registrant's Registration Statement and incorporated herein by reference.

18. Filed as part of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 19, 2003 and incorporated herein by reference.

19.  Filed herewith.


Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RBC Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 21st day of June, 2004.



RBC FUNDS, INC.                              By: /s/ Jennifer Lammers
Registrant                                       -------------------------------
                                                 Jennifer Lammers, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 21, 2004.


Signatures                                  Signatures


/s/ Jennifer Lammers                        /s/ Christopher Tomas
---------------------------                 ---------------------------
Jennifer Lammers, President                 Christopher Tomas, Treasurer
                                            and Principal Financial Officer

            *                                            *
---------------------------                 ---------------------------
T. Geron Bell, Director                      Lucy Hancock Bode, Director

            *                                            *
---------------------------                 ---------------------------
Leslie H. Garner, Jr., Director              Ronald James, Director

            *                                            *
---------------------------                 ---------------------------
John A. MacDonald, Director                  H. David Rybolt, Director

            *                                            *
---------------------------                 ---------------------------
James R. Seward, Director                    Jay H. Wein, Director

            *
---------------------------
Michael T. Lee, Director

*By: /s/ Joseph R. Fleming
     -----------------------
     Joseph R. Fleming
     Attorney-in-fact

                                INDEX OF EXHIBITS


4.1 Agreement and Plan of Reorganization of Portfolio L of D.L. Babson Bond Trust into RBC Quality Income Fund, of RBC Funds, Inc.

12.1     Opinion and Consent of Dechert LLP regarding tax matters

16.1     Power of Attorney